Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 20, 2015	Feb. 04, 2015	Mar. 27, 2015	Mar. 30, 2015
Subsequent Event [Line Items]
Proceeds from issuance of common stock	$ 1,886,000	$ 15,651,000
Subsequent Events [Member]
Subsequent Event [Line Items]
Common stock, shares issued				200,000	50,000
Proceeds from issuance of common stock					65,000
Number of exchangeable shares under exchange agreement			2,000
Cash consideration for a license fee				$ 100,000
Stock issued during period, per share price				$ 1.14
Subsequent Events [Member] | Series A and A1 Preferred Stock [Member]
Subsequent Event [Line Items]
Number of common stock issued upon conversion of preferred stock						8,987,326